SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Share-based Payments Narrative (Details) number in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2013 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	500,000	500,000	200,000.0	200,000.0
Share-based compensation	$ 4,000,000		$ 2,000,000
Number of share options exercised (in shares) | shares	300,000	300,000	600,000	600,000
Proceeds from exercise of options	$ 4,000,000		$ 7,000,000
Stock options exercised	1,000,000		2,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)	$ 48.66	$ 19.83	$ 41.89	$ 15.16
Number of warrants exercised (in shares) | shares					134,400,000
Number of shares issued upon exercise of warrants (in shares) | shares					8,400,000
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares) | shares	500,000	500,000	600,000	600,000
Increase (decrease) through exercise of warrants, equity					$ (298,000,000)
Revaluation surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through exercise of warrants, equity					35,000,000
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deficit arising on cashless exercise of warrants in 2013	$ (263,000,000)		$ (263,000,000)		$ 263,000,000
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years
Expiration period	10 years	10 years
Options granted (in shares)	0.5	0.5
Share-based compensation	$ 1,000,000		1,000,000
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Payment date from vesting date	30 days	30 days
Restricted Stock Units and Deferred Common Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 6,000,000		5,000,000
Restricted Stock Units and Deferred Common Share Units | Other Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	4,000,000		3,000,000
Restricted Stock Units and Deferred Common Share Units | Accounts Payable and Accrued Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 2,000,000		$ 2,000,000